Intangible Assets	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	June 30, 2026	June 30, 2025
Software registration or using right	$3,624,678	$1,963,705
Patents	12,161,809	3,862,786
Software and technology development costs	88,594	84,291
Value-added telecommunications business license	16,310	15,518
Subtotal	15,891,391	5,926,300
Less: Accumulated amortization	4,640,071	2,430,316
Total	$11,251,320	$3,495,984

Software registration or using right represented the purchase cost of customized software with its source code from third party software developer.

Software and technology development cost represented development costs incurred internally after the technological feasibility was established and a working model was produced and was recorded as intangible asset.

On October 14, 2024, Tianjin Information, as the purchaser, entered into a patent purchase agreement with Hangzhou Liuhuan Technology Limited Company (“Liuhuan”), as the seller, for the acquisition of an audio playback system based on voltage following. The total purchase price is approximately $2.1 million, inclusive of a 6% VAT, and will be amortized over the three years.

On October 14, 2024, Tianjin Information, as the purchaser, entered into another patent purchase agreement with Hangzhou Liuhuan Technology Limited Company (“Liuhuan”), as the seller, for the acquisition of a B-ultrasound image target detection method and B-ultrasound scanner. The total purchase price is approximately $2.0 million, inclusive of a 6% VAT, and will be amortized over the three years.

On July 1, 2025, Shuhai Information entered into four software copyright transfer agreements with Beijing Shuhai Culture Media Co., Ltd., an unrelated third party. According to the terms of the agreements, Beijing Shuhai Culture Media Co., Ltd. transferred ownership of four software copyrights to Shuhai Information as follows:

1)	Ruan Zhu Deng Ji No. 16295142, an AI multimodal order analysis system 1.0, with a transfer price of approximately $0.41 million.

2)	Ruan Zhu Deng Ji No.16295118, a multimodal marketing program management system 1.0, with a transfer price of approximately $0.42 million.

3)	Ruan Zhu Deng Ji No.16295075, a service provider’s marketing service system, with a transfer price of approximately $0.39 million.

4)	Ruan Zhu Deng Ji No.16295048, a consumer comprehensive labeling system, with a transfer price of approximately $0.38 million.

The total purchase price is approximately $1.6 million, inclusive of a 6% VAT, and will be amortized over five years.

On October 10, 2025, Shuhai Information, as the purchaser, entered into a patent purchase agreement with Tianjin Qianli Culture Media Co., Ltd, as the seller, for the acquisition of a brainwave intelligent driving system. The total purchase price is approximately $1.1 million, inclusive of a 6% VAT, and will be amortized over the five years.

On January 4, 2026, Guozhong Times (Beijing) Technology Co., Ltd., as the purchaser, entered into a patent purchase agreement with Yuxiang Zhiyang (Tianjin) Innovation Technology Co., Ltd., as the seller, to acquire a patent for a deep reinforcement learning-based resource allocation method for 6G dense networks without overlapping interference. The total purchase price is RMB 8.6 million (approximately $1.26 million), payable in three installments: (i) RMB 1.0 million (approximately $146,823) within three business days after signing the agreement; (ii) RMB 7.17 million (approximately $1.05 million) within three business days after commencement of the patent transfer procedures; and (iii) RMB 430,000 (approximately $63,134) within seven days after completion of the patent ownership registration change.

On March 10, 2026, Shuhai Information Technology Co., Ltd., as the purchaser, entered into a patent purchase agreement with Heyue (Tianjin) Cultural Media Co., Ltd., as the seller, to acquire a patent for a brain atlas analysis system. The total purchase price is RMB 7.9 million (approximately $1.16 million), payable in three installments: (i) RMB 3.16 million (approximately $463,962) within 20 business days after signing the agreement; (ii) RMB 4.345 million (approximately $637,948) within three business days after commencement of the patent transfer procedures; and (iii) RMB 395,000 (approximately $57,995) within seven days after completion of the patent ownership registration change.

On June 7, 2026, the Company entered into an intellectual property purchase agreement with Tianjin Qianli Culture Media Co., Ltd. (“Tianjin Qianli Culture”), pursuant to which Tianjin Qianli Culture transferred certain intangible assets, consisting of software copyrights, to the Company for a purchase price of approximately US$979,642. In consideration for the acquisition of the software copyrights, the Compensation Committee of the Board of Directors approved the issuance of 1,122,156 shares of the Company’s common stock to Tianjin Qianli Culture.

On June 18, 2026, the Company entered into an intellectual property purchase agreement with Ms. Sijia Zhou, pursuant to which Ms. Sijia Zhou transferred to the Company intangible assets (software copyrights) owned by herself, with a purchase price of approximately US $564,024. The Compensation Committee of The Board of Directors approved to issue Sijia Zhou 742,137 shares for the purchase of the software.

On June 25, 2026, the Company entered into an intellectual property purchase agreement with Ms. Zhijing Yu, pursuant to which Ms. Zhijing Yu transferred to the Company intangible assets (software copyrights), with a purchase price of pproximately US $485,293. The Compensation Committee of The Board of Directors approved to issue Zhijing Yu 606,617 shares for the purchase of the software.

On June 26, 2026, the Company entered into an intellectual property purchase agreement with Ms. Zhiying Liu, pursuant to which Ms. Zhiying Liu transferred to the Company intangible assets (software copyrights), with a purchase price of pproximately US $362,316. The Compensation Committee of The Board of Directors approved to issue Zhiying Liu 496,323 shares for the purchase of the software.

On June 26, 2026, the Company entered into an intellectual property purchase agreement with Mr. Gongming He, pursuant to which Mr. Gongming He transferred to the Company intangible assets (software copyrights), with a purchase price of approximately US $580,588. The Compensation Committee of The Board of Directors approved to issue Gongming He 772,058 shares for the purchase of the software.

On June 29, 2026, the Company entered into an intellectual property purchase agreement with Mr. Hui Wang, pursuant to which Mr. Hui Wang transferred to the Company intangible assets (software copyrights), with a purchase price of approximately US $647,850. The Compensation Committee of The Board of Directors approved to issue Hui Wang 867,269 shares for the purchase of the software.

On June 29, 2026, the Company entered into an intellectual property purchase agreement with Ms. Jing Liu, pursuant to which Ms. Jing Liu transferred to the Company intangible assets (software copyrights), with a purchase price of approximately US $439,516. The Compensation Committee of The Board of Directors approved to issue Jing Liu 584,464 shares for the purchase of the software.

On June 30, 2026, the Company entered into an intellectual property purchase agreement with Mr. Zhijun Yu, pursuant to which Mr. Zhijun Yu transferred to the Company intangible assets (software copyrights), with a purchase price of approximately US $466,877. The Compensation Committee of The Board of Directors approved to issue Zhijun Yu 625,000 shares for the purchase of the software.

Amortization for the years ended June 30, 2026, 2025 and 2024 was $2,209,756, $1,125,644 and $462,107, respectively. The amortization expense for the next five years as of June 30, 2026 will be $3,008,712, $2,079,646, $1,556,994, $1,556,994 and $1,437,873.